Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ 5,878	$ 5,607
Foreign exchange gains (losses) on:
Translation of foreign operations	3,109	(1,301)
Net investment hedges	(583)	183
Insurance finance income (expenses)	6,462	(9,745)
Reinsurance finance income (expenses)	(2,280)	787
Fair value through OCI investments:
Unrealized gains (losses) arising during the year on assets supporting insurance and investment contract liabilities	(3,573)	9,251
Reclassification of net realized gains (losses) and provision for credit losses recognized in income	1,314	256
Other	158	37
Total items that may be subsequently reclassified to net income	4,607	(532)
Items that will not be reclassified to net income	66	(70)
Other comprehensive income (loss), net of tax	4,673	(602)
Total comprehensive income (loss), net of tax	10,551	5,005
Total comprehensive income (loss) attributed to:
Non-controlling interests	4	18
Participating policyholders	310	334
Shareholders and other equity holders	$ 10,237	$ 4,653